LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
LONG-TERM DEBT AND CREDIT FACILITIES

As at December 31,	2021	2020
Senior notes
$500 million notes issued August 2021
2.63% 10-year notes due August 2031	$495.1	$—
$300 million notes issued December 2017
4.625% 10-year notes due December 2027	280.8	280.4
$500 million notes issued June 2014
4.95% 10-year notes due July 2024	—	149.8
$300 million notes issued June 2013
Series B - 4.78% 10-year notes due June 2023 ($265 million)	—	240.4
$500 million notes issued March 2012
Series C - 4.76% 10-year notes due March 2022 ($200 million)	—	190.5
Series D - 4.91% 12-year notes due March 2024 ($140 million)	—	135.4
	$775.9	$996.5
Revolving credit facility
Revolving credit facility (net of capitalized debt issuance costs)	(3.1)	(2.7)

Total debt(i)	$772.8	$993.8
(i)Balances are net of unamortized discounts and capitalized transaction costs of $10.0 million (2020: $8.0 million).

Senior Notes

The Company's senior notes are unsecured and interest is payable semi-annually. Each series of senior notes is redeemable, in whole or in part, at the Company's option, at any time prior to maturity, subject to make-whole provisions. The senior notes are accreted to the face value over their respective terms.

During the third quarter of 2021, the Company completed the offering of $500 million, 10-year 2.63% unsecured senior notes ("Senior 2031 Notes"). The Company used the proceeds from the issuance of the Senior 2031 Notes, together with available cash on hand, to redeem all outstanding senior notes due in 2022, 2023, and 2024. The Company paid an early redemption premium of $53.3 million on the early redemption of these series of senior notes.

The Company's next repayment on the senior notes is now due December 2027.

Revolving Credit Facility

During the third quarter of 2021, the Company extended the term of the revolving credit facility ("the Facility") from July 2024 to August 2026, under existing terms and conditions. The maximum amount available under the Facility remains at $750.0 million. The Facility is unsecured and has an interest rate on drawn amounts of LIBOR plus an interest margin of between 1.20% and 2.25% depending on the Company's credit rating, and a commitment fee of between 0.24% and 0.45% depending on the Company's credit rating. The Facility is currently undrawn.

Covenants

The senior notes and revolving credit facility are subject to various financial and general covenants. The principal covenants are maximum net total debt (debt less cash) to tangible net worth of 0.75; and leverage ratio (net total debt/EBITDA) to be less than or equal to 3.5:1. The Company was in compliance with all covenants as at December 31, 2021.